UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lyrical Asset Management LP
           --------------------------------------------------
           405 Park Avenue, 6th Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:   028-14843
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moses
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     212-415-6640
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey Moses             New York, NY                 5/15/12
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:        $361,702
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AECOM TECHNOLOGY CORP DELAWA COM            00766T100    8,801   393,435 SH       SOLE                  393,435
AERCAP HOLDINGS NV           SHS            N00985106    8,594   773,563 SH       SOLE                  773,563
AETNA INC NEW                COM            00817Y108    8,838   176,194 SH       SOLE                  176,194
AFLAC INC                    COM            001055102    9,305   202,319 SH       SOLE                  202,319
AMERIPRISE FINL INC          COM            03076C106   10,374   181,592 SH       SOLE                  181,592
ASSURANT INC                 COM            04621X108   10,739   265,160 SH       SOLE                  265,160
AVIS BUDGET GROUP            COM            053774105    9,378   662,763 SH       SOLE                  662,763
COMCAST CORP NEW             CL A           20030N101   12,823   427,296 SH       SOLE                  427,296
CORNING INC                  COM            219350105    7,501   532,737 SH       SOLE                  532,737
COVENTRY HEALTH CARE INC     COM            222862104    7,838   220,368 SH       SOLE                  220,368
CVS CAREMARK CORPORATION     COM            126650100   11,979   267,378 SH       SOLE                  267,378
DELL INC                     COM            24702R101   10,801   650,853 SH       SOLE                  650,853
DIRECTV                      COM CL A       25490A101   10,867   220,255 SH       SOLE                  220,255
EATON CORP                   COM            278058102   10,364   207,996 SH       SOLE                  207,996
EOG RES INC                  COM            26875P101   10,589    95,315 SH       SOLE                   95,315
FLOWSERVE CORP               COM            34354P105   11,303    97,849 SH       SOLE                   97,849
GOODYEAR TIRE & RUBR CO      COM            382550101    7,928   706,562 SH       SOLE                  706,562
JARDEN CORP                  COM            471109108   12,076   300,183 SH       SOLE                  300,183
JOHNSON CTLS INC             COM            478366107    8,681   267,273 SH       SOLE                  267,273
LENDER PROCESSING SVCS INC   COM            52602E102   10,037   386,031 SH       SOLE                  386,031
LEXMARK INTL NEW             CL A           529771107   10,662   320,744 SH       SOLE                  320,744
LIBERTY INTERACTIVE CORPORAT INT COM SER A  53071M104   12,031   630,217 SH       SOLE                  630,217
LIZ CLAIBORNE INC            COM            539320101   17,020 1,273,988 SH       SOLE                1,273,988
NATIONAL FUEL GAS CO N J     COM            636180101    7,241   150,470 SH       SOLE                  150,470
NEWELL RUBBERMAID INC        COM            651229106   10,426   585,404 SH       SOLE                  585,404
OWENS ILL INC                COM NEW        690768403    8,505   364,394 SH       SOLE                  364,394
PENNEY J C INC               COM            708160106   10,579   298,593 SH       SOLE                  298,593
RAYTHEON CO                  COM NEW        755111507   10,537   199,631 SH       SOLE                  199,631
SUNCOR ENERGY INC NEW        COM            867224107   10,108   309,100 SH       SOLE                  309,100
TE CONNECTIVITY LTD          REG SHS        H84989104   10,768   293,010 SH       SOLE                  293,010
TYCO INTERNATIONAL LTD       SHS            H89128104   12,351   219,850 SH       SOLE                  219,850
WELLPOINT INC                COM            94973V107    7,267    98,468 SH       SOLE                   98,468
WESTERN DIGITAL CORP         COM            958102105   12,254   296,065 SH       SOLE                  296,065
WILLIS GROUP HOLDINGS PUBLIC SHS            G96666105    9,181   262,466 SH       SOLE                  262,466
WYNDHAM WORLDWIDE CORP       COM            98310W108   13,956   300,063 SH       SOLE                  300,063